SCHEDULE OF NET INCOME PER SHARE (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024		Dec. 31, 2023		Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Allocation of net income (loss)	$ (5,984)							$ (629,176)	[1]			$ (4,344,768)
Basic and diluted net income (loss) per share:
Weighted-average shares outstanding, basic	1							13,727	[2]			12,869
Weighted-average shares outstanding, diluted	1							13,727	[2]			12,869
Basic net income per share	$ (5,984)							$ (45.83)				$ (337.62)
Diluted net income per share	$ (5,984)							$ (45.83)				$ (337.62)
D T Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Allocation of net income (loss)		$ 760,262	$ (5,000)	$ (81,326)		$ 1,633,003	$ (5,257)			$ (87,271)
Basic and diluted net income (loss) per share:
Weighted-average shares outstanding, basic		2,063,000	1,500,000	1,500,000	[3]	1,996,387	1,500,000			1,500,000	[3]
Weighted-average shares outstanding, diluted		2,063,000	1,500,000	1,500,000	[3]	1,996,387	1,500,000			1,500,000	[3]
Basic net income per share		$ 0.08	$ (0.00)	$ (0.05)		$ 0.22	$ (0.00)			$ (0.06)
Diluted net income per share		$ 0.08	$ (0.00)	$ (0.05)		$ 0.22	$ (0.00)			$ (0.06)
D T Cloud Acquisition Corporation [Member] | Redeemable Ordinary Stock [Member]
Restructuring Cost and Reserve [Line Items]
Allocation of net income (loss)		$ 585,274				$ 1,200,429
Basic and diluted net income (loss) per share:
Allocation of net income (loss) including carrying value to redemption value		$ 585,274				$ 1,200,429
Weighted-average shares outstanding, basic		6,900,000				5,540,146
Weighted-average shares outstanding, diluted		6,900,000				5,540,146
Basic net income per share		$ 0.08				$ 0.22
Diluted net income per share		$ 0.08				$ 0.22
D T Cloud Acquisition Corporation [Member] | Nonredeemable Ordinary Stock [Member]
Restructuring Cost and Reserve [Line Items]
Allocation of net income (loss)		$ 174,988	$ (5,000)			$ 432,574	$ (5,257)
Basic and diluted net income (loss) per share:
Allocation of net income (loss) including carrying value to redemption value		$ 174,988	$ (5,000)			$ 432,574	$ (5,257)
Weighted-average shares outstanding, basic		2,063,000	1,500,000			1,996,387	1,500,000
Weighted-average shares outstanding, diluted		2,063,000	1,500,000			1,996,387	1,500,000
Basic net income per share		$ 0.08	$ (0.00)			$ 0.22	$ (0.00)
Diluted net income per share		$ 0.08	$ (0.00)			$ 0.22	$ (0.00)

[1]	There are no effects on total revenue and total net income.
[2]	Additional 892 were shares issued for $2,087,102.
[3]	Excludes up to an aggregate of 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.